Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2024
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
31 March 2024	revenue €m	revenue €m	customers €m	revenue[1] €m	revenue €m	revenue €m	EBITDAaL €m
Germany	11,453	1,132	12,585	357	15	12,957	5,017
UK	5,631	1,111	6,742	54	41	6,837	1,408
Other Europe	4,722	665	5,387	102	15	5,504	1,516
Africa	5,951	1,030	6,981	409	30	7,420	2,539
Turkey	1,746	609	2,355	7	–	2,362	510
Common Functions[2]	559	49	608	1,256	–	1,864	29
Eliminations	(150)	(1)	(151)	(76)	–	(227)	–
Group	29,912	4,595	34,507	2,109	101	36,717	11,019

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
31 March 2023 Re-presented[3]	revenue €m	revenue €m	customers €m	revenue[1] €m	revenue €m	revenue €m	EBITDAaL €m
Germany	11,433	1,313	12,746	350	17	13,113	5,323
UK	5,358	1,375	6,733	58	33	6,824	1,350
Other Europe[4]	5,005	602	5,607	117	20	5,744	1,632
Africa[5]	6,556	1,089	7,645	403	28	8,076	2,880
Turkey[6]	1,593	475	2,068	4	–	2,072	424
Vantage Towers	–	–	–	1,338	–	1,338	795
Common Functions[2]	530	47	577	1,191	–	1,768	20
Eliminations	(157)	(1)	(158)	(1,105)	–	(1,263)	–
Group	30,318	4,900	35,218	2,356	98	37,672	12,424

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
31 March 2022 Re-presented[3]	revenue €m	revenue €m	customers €m	revenue[1] €m	revenue €m	revenue €m	EBITDAaL €m
Germany	11,616	1,126	12,742	365	21	13,128	5,669
UK	5,154	1,333	6,487	69	33	6,589	1,395
Other Europe[4]	5,001	528	5,529	105	19	5,653	1,606
Africa[5]	6,386	1,013	7,399	384	24	7,807	2,929
Turkey[6]	1,669	341	2,010	6	–	2,016	531
Vantage Towers	–	–	–	1,252	–	1,252	619
Common Functions[2]	522	53	575	1,190	1	1,766	(56)
Eliminations	(141)	(1)	(142)	(1,059)	–	(1,201)	–
Group	30,207	4,393	34,600	2,312	98	37,010	12,693

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.
3

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations and are therefore excluded. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

4	The comparative years also include the results of Vodafone Hungary which, as previously reported, was sold in January 2023.
5

From 1 April 2023, the Group revised its segmental reporting by moving Vodafone Egypt to the Africa segment. The comparatives have been re-presented on the new basis of segmental reporting. There is no impact on previously reported Group metrics.

6

The Turkey segment comprises only Vodafone Turkey in the year ended 31 March 2024. The comparative years also include the results of Vodafone Ghana which, as previously reported, was sold in February 2023.

Schedule of reconciliation of adjusted EBITDA to operating profit

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Adjusted EBITDAaL	11,019	12,424	12,693
Restructuring costs	(703)	(538)	(213)
Interest on lease liabilities	440	355	320
Loss on disposal of property, plant and equipment and intangible assets	(34)	(41)	(37)
Depreciation and amortisation on owned assets	(7,397)	(7,520)	(7,656)
Share of results of equity accounted associates and joint ventures	(96)	433	389
Impairment reversal/(loss)[2]	64	(64)	–
Other income	372	9,402	244
Operating profit	3,665	14,451	5,740
Investment income	581	232	251
Finance costs	(2,626)	(1,609)	(1,842)
Profit before taxation	1,620	13,074	4,149

Notes:

1	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	The impairment reversal/(loss) for the years ended 31 March 2024 and 31 March 2023 relates to Indus Towers. See overleaf and note 4 ‘Impairment losses’.

Schedule of segmental assets and cash flow

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and	Impairment
31 March 2024	assets[1] €m	additions[2] €m	asset additions €m	intangible assets[3] €m	amortisation €m	reversal[6] €m
Germany	42,931	2,565	1,045	–	4,543	–
UK	6,863	878	957	–	1,733	–
Other Europe	7,564	862	442	–	1,447	–
Africa	6,377	1,005	296	163	1,184	–
Turkey	1,644	320	160	120	537	(64)
Common Functions	1,972	782	203	–	970	–
Group	67,351	6,412	3,103	283	10,414	(64)

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
31 March 2023 Re-presented[4]	assets[1] €m	additions[2] €m	asset additions €m	intangible assets[3] €m	amortisation €m	Impairment loss €m
Germany	43,878	2,701	2,145	2	4,154	–
Italy	10,235	833	916	5	–	–
UK	6,629	892	1,639	–	1,562	–
Spain	6,331	565	742	8	–	–
Other Europe	7,815	927	1,104	151	1,363	–
Africa[5]	6,796	1,122	246	264	1,311	–
Turkey[6]	1,502	235	150	9	546	64
Vantage Towers	–	551	318	–	326	–
Common Functions	2,013	839	127	–	993	–
Group	85,199	8,665	7,387	439	10,255	64

					Depreciation
	Non-current	Capital	Right-of-use	Other additions to	and
31 March 2022 Re-presented[4]	assets[1] €m	additions[2] €m	asset additions €m	intangible assets[3] €m	amortisation €m	Impairment loss €m
Germany	43,190	2,670	795	–	3,981	–
Italy	10,519	840	670	255	–	–
UK	6,226	832	580	229	1,905	–
Spain	6,433	676	422	291	–	–
Other Europe	8,548	1,009	502	126	1,511	–
Africa[5]	7,991	1,136	216	–	1,219	–
Turkey[6]	859	247	200	–	299	–
Vantage Towers	8,179	366	320	–	523	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	10,417	–

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2

Includes additions to: (i) property, plant and equipment (excluding right-of-use assets) and (ii) computer software, development costs and in relation to identifiable wavelengths, reported within Intangible assets.

3	Includes additions to licences and spectrum and customer base acquisitions.
4

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

5

From 1 April 2023, the Group revised its segmental reporting by moving Vodafone Egypt to the Africa segment. The comparatives have been re-presented on the new basis of segmental reporting. There is no impact on previously reported Group metrics.

6

The Turkey segment comprises only Vodafone Turkey in the year ended 31 March 2024. In the comparative years, the segment was named Other markets and also included the results of Vodafone Ghana which, as previously reported, was sold in February 2023 and an impairment charge in respect of the Group’s carrying value of Indus Towers Limited during the year ended 31 March 2023 and reversed during the year ended 31 March 2024. See note 4 ‘Impairment losses’ for more information.